2. Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies Details
Deferred financing costs, beginning balance	$ 0	$ 0
Additions	598	0
Deferred financing costs, ending balance	598	0
Less accumulated amortization	(2)	0	0
Deferred financing costs, net	$ 596	$ 0